(22) OTHER PAYABLES	12 Months Ended
Dec. 31, 2018
Other Payables
OTHER PAYABLES
	Current		Noncurrent
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2018	Dec 31, 2017
Consumers and concessionaires	93,612	93,068	47,831	44,473
Energy efficiency program - PEE	183,225	186,621	120,563	110,931
Research & Development - P&D	110,495	103,308	72,941	68,780
EPE/FNDCT/PROCEL (*)	38,052	15,612	-	-
Reversion fund	1,712	-	14,327	17,750
Advances	197,470	300,214	48,724	22,255
Tariff discounts - CDE	96,819	25,040	-	-
Provision for socio environmental costs	22,709	16,360	110,261	107,814
Payroll	15,674	20,747	-	-
Profit sharing	95,502	80,518	20,575	16,273
Collections agreement	85,018	72,483	-	-
Guarantees	-	-	5,515	5,959
Business combination	7,598	6,927	-	-
Others	31,410	40,408	34,659	32,654
Total	979,296	961,306	475,396	426,889

(*)	EPE – Energy Research Company;

    FNDCT - National Fund for Scientific Development;

   PROCEL - National Electricity Conservation Program.

Consumers and concessionaires: refer to liabilities with consumers in connection with bills paid twice and adjustments of billing to be offset or returned to consumers as well the participation of consumers in the “Programa de Universalização” program.

Research & Development and Energy Efficiency Programs: the subsidiaries recognized liabilities relating to amounts already billed in tariffs (1% of net operating revenue), but not yet invested in the research & development and energy efficiency programs. These amounts are subject to adjustment for SELIC rate, through the date of their realization.

Advances: refer mainly to advances from customers in relation to advance billing by the subsidiary CPFL Renováveis, before the energy or service has actually been provided or delivered.

Provision for socio environmental costs and asset retirement: refers mainly to provisions recognized by the subsidiary CPFL Renováveis in relation to socio environmental licenses as a result of events that have already occurred and obligations to remove assets arising from contractual and legal requirements related to leasing of land on which the wind farms are located. Such costs are accrued against property, plant and equipment and will be depreciated over the remaining useful life of the asset.

Tariff discounts – CDE: refers to the difference between the tariff discount granted to consumers and the amounts received via the CDE.

Profit sharing: mainly comprised by:

(i)	in accordance with a collective labor agreement, the Group introduced an employee profit-sharing program, based on the achievement of operating and financial targets previously established;
(ii)	Long-Term Incentive Program: refers to the Long-Term Incentive Plan for the Group’s Executives, approved by the Board of Directors, which consists in an incentive in financial resources based on salary multiples and that are driven by the company’s results and average performance in the three fiscal years after each concession.